COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.COMMITMENTS AND CONTINGENCIES

A subsidiary has received tax assessments from Canadian tax authorities for value added taxes and income taxes (See Note 13). The Company is involved in legal proceedings with a third party; in line with IAS 37 paragraph 92, the information required under IAS 37 paragraphs 84-91 have not been disclosed as management consider that such disclosures could seriously prejudice the position of the company.